Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income tax [Abstract]
Table of deferred income tax assets and liabilities

Account		Changes recognized in			As of December 31, 2019
	As of December 31, 2018	Consolidated statement of profit or loss	Other comprehensive income	Gain of control over subsidiaries	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	1,854,136	2,610,232	—	—	4,464,368	—
Provisions	759,726	1,269,558	—	—	2,029,284	—
Loan Commissions	288,579	(160,562)	—	—	128,017	—
Expenses capitalized for tax purpose	(613,366)	407,777	—	—	—	(205,589)
Property and equipment	(5,355,621)	(393,084)	—	—	—	(5,748,705)
Investments in debt securities and equity instruments	162,098	(3,654,867)	1,445,390	—	—	(2,047,379)
Derivatives	17,231	(6,030)	—	—	11,201	—
Inflation adjustment (see Note 15.5)	—	4,392,821	—	—	4,392,821	—
Others	1,200	64,130	—	(65,690)	—	(360)

Balance	(2,886,017)	4,529,975	1,445,390	(65,690)	11,025,691	(8,002,033)

Account		Changes recognized in				As of December 31, 2018
	As of December 31, 2017	Consolidated statement of profit or loss	Consolidated statement of comprehensive income	Impact of IFRS 9 adoption (see Note 2.2)	Loss of control over subsidiary	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	989,796	423,413	—	478,248	(37,321)	1,854,136	—
Provisions	1,062,063	(297,876)	—		(4,461)	759,726	—
Loan Commissions	446,159	(157,580)	—		—	288,579	—
Expenses capitalized for tax purpose	(488,565)	(124,801)	—		—	—	(613,366)
Property and equipment	(4,684,010)	(671,251)	—		(360)	—	(5,355,621)
Investments in debt securities and equity instruments	(272,197)	331,395	102,900		—	162,098	—
Derivatives	25,441	(8,210)	—		—	17,231	—
Others	(507)	1,387	—		320	1,200	—

Balance	(2,921,820)	(503,523)	102,900	478,248	(41,822)	3,082,970	(5,968,987)

Table of income tax expense

	December 31, 2019	December 31, 2018	December 31, 2017

Current Tax	10,784,385	8,300,692	5,224,982
Deferred Tax	(4,529,975)	545,345	(947,132)
Inflation adjustment for prior period (see Note 15.5)	(4,182,243)	(2,175,295)	(3,166,423)

Income tax expense	2,072,167	6,670,742	1,111,427

Table of reconciliation effective tax rate

	December 31, 2019	December 31, 2018	December 31, 2017
Profit before income tax	18,096,387	4,256,031	3,971,956
Income tax rate	30%	30%	35%

Income tax using the Bank´s income tax rate	5,428,916	1,276,809	1,390,185
Tax -exempt income	(481,363)	(302,054)	(397,886)
Non-deductible expenses	64,150	107,659	55,237
Change in tax rate (see Note 15.4)	(941,342)	(443,693)	(1,357,294)
Other	(15,641)	(27,109)	(42,209)
Net monetary inflation adjustment	7,705,386	8,234,425	4,629,817

Subtotal	11,760,106	8,846,037	4,277,850
Inflation adjustment (see Note 15.5)	(9,687,939)	(2,175,295)	(3,166,423)

Income tax expense	2,072,167	6,670,742	1,111,427
Effective tax rate	11%	157%	28%